Prepaid Expenses and Receivables	12 Months Ended
Dec. 31, 2017
Prepaid Expenses and Receivables [Abstract]
PREPAID EXPENSES AND RECEIVABLES
NOTE 4:-	PREPAID EXPENSES AND RECEIVABLES

	December 31,	December 31,
	2017	2016
	US Dollars	US Dollars

Governmental institutions	10,853	3,968

	10,853	3,968